SECURED BORROWINGS, Securitization Notes (Details)		12 Months Ended
	Oct. 02, 2007 USD ($)	Dec. 31, 2015 USD ($) Aircraft	Dec. 31, 2014 USD ($) Aircraft		Dec. 31, 2013 USD ($) [1]
Secured Borrowings [Abstract]
Secured borrowings, net		$ 1,705,311,000	$ 2,332,669,000	[1]
Loss on extinguishment of debt		(17,491,000)	2,194,000	[1]	$ 15,147,000
Repayment of debt		$ 791,385,000	192,974,000	[1]	$ 444,607,000
Revolving Credit Facility [Member] | Securitization Note Liquidity Facility [Member]
Secured Borrowings [Abstract]
Term of variable rate		1 month
Maximum borrowing capacity		$ 60,000,000
Commitment fee percentage		0.40%
Balance		$ 0	0
Revolving Credit Facility [Member] | Securitization Note Liquidity Facility [Member] | LIBOR [Member]
Secured Borrowings [Abstract]
Basis spread on variable rate		1.20%
Secured Borrowings [Member]
Secured Borrowings [Abstract]
Outstanding principal balance		$ 1,730,104,000
Secured borrowings, net		1,705,311,000	2,332,669,000	[1]
Repayment of debt		791,385,000
Secured Borrowings [Member] | Securitization Notes [Member]
Secured Borrowings [Abstract]
Outstanding principal balance		295,786,000	546,465,000
Unamortized debt discount		(6,917,000)	(14,430,000)
Secured borrowings, net		$ 288,869,000	532,035,000	[1]
Number of aircraft financed by borrowing | Aircraft		18
Number of aircraft held for sale | Aircraft		4
Maturity date		Nov. 14, 2033
Loss on extinguishment of debt		$ 5,100,000
Accrued interest		$ 100,000	$ 200,000
Number of aircraft sold | Aircraft		17	0
Repayment of debt		$ 250,700,000	$ 46,400,000
Redemption price percentage		100.00%
B&B Air Funding [Member] | Secured Borrowings [Member] | Securitization Notes [Member]
Secured Borrowings [Abstract]
Notes issued	$ 853,000,000
Offering price percentage	99.71282%
Maturity date		Nov. 14, 2033
B&B Air Funding [Member] | Secured Borrowings [Member] | Securitization Notes [Member] | LIBOR [Member]
Secured Borrowings [Abstract]
Term of variable rate		1 month
Basis spread on variable rate		0.77%
BBAM LP [Member] | Secured Borrowings [Member] | Securitization Notes [Member]
Secured Borrowings [Abstract]
Minimum percentage ownership interest required under servicing agreement		50.00%
Minimum percentage of key finance and legal team or technical and marketing team required under servicing agreement		50.00%
Maximum period to hire replacements for finance and legal team or technical and marketing team under servicing agreement		90 days
Summit [Member] | Secured Borrowings [Member] | Securitization Notes [Member]
Secured Borrowings [Abstract]
Minimum percentage ownership interest required under servicing agreement		33.33%
Minimum net worth of purchaser required under servicing agreement		$ 100,000,000

[1]	As restated